FINANCIAL INCOME, NET (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Foreign currency transactions and other	$ 38	$ 17	$ 1	$ 39	$ 133	$ (22)	$ 38
Interest income	107	394	591	1,024	1,354	0	0
Bank commissions	(26)	0	(97)	(16)	(20)	(22)	(25)
Financial income, net	$ 119	$ 411	$ 495	$ 1,047	$ 1,467		$ 13